UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21283
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                         Excelsior Buyout Investors, LLC
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               (Exact name of registrant as specified in charter)

                               225 High Ridge Road
                               Stamford, CT 06905
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               (Address of principal executive offices) (Zip code)

                                 Steven L. Suss
                               UST Advisors, Inc.
                               225 High Ridge Road
                               Stamford, CT 06905
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 203-352-4400
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                        Date of fiscal year end: March 31
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                     Date of reporting period: June 30, 2007
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Form N-Q is to be used by  management  investment  companies,  other  than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


EXCELSIOR BUYOUT INVESTORS, LLC
PORTFOLIO OF INVESTMENTS AT JUNE 30, 2007


                                                                                                                        % of
                                                                         Acquisition Date                             Net Assets
Percent Owned                                                                   ##             Cost          Value      ***
-------------                                                            ----------------  -----------    ----------- ----------
                          PRIVATE INVESTMENT FUNDS **, #
           DOMESTIC BUYOUT FUNDS
     0.47%     2003 Riverside Capital Appreciation Fund, L.P.             06/04 - 06/07    $ 1,972,348    $ 2,820,012    4.61%
     0.73%     Berkshire Partners VI, L.P.                                06/04 - 06/07      5,470,233     10,821,202   17.69%
     1.91%     Blue Point Capital Partners, L.P.                          06/04 - 06/07          1,610      1,155,537    1.89%
     0.91%     Blum Strategic Partners II, L.P.                           06/04 - 12/06              -      7,134,703   11.66%
     0.57%     Catterton Partners V, L.P.                                 06/04 - 02/07      2,781,111      3,221,056    5.27%
     1.91%     Charlesbank Equity Fund V, L.P.                            06/04 - 01/07      2,917,323      9,399,414   15.37%
     1.14%     Lincolnshire Equity Fund III, L.P.                         12/04 - 04/07      1,470,546      2,095,684    3.43%
                                                                                           -----------   ------------  ------
                                                                                            14,613,171     36,647,608   59.92%
                                                                                           -----------   ------------  ------
           EUROPEAN BUYOUT FUNDS
     0.95%     Advent Global Private Equity Fund IV-A, L.P.               06/04 - 01/07             --      2,021,579    3.31%
     0.43%     Cognetas Fund, L.P. * (fka.Electra European Fund, L.P.)    06/04 - 06/07             --      3,912,830    6.40%
                                                                                           -----------   ------------  ------
                                                                                                    --      5,934,409    9.71%
                                                                                           -----------   ------------  ------
           DISTRESSED INVESTMENT FUNDS
     0.36%     MatlinPatterson Global Opportunities Partners, L.P.            06/04                 --      4,262,868    6.97%
     0.16%     OCM Principal Opportunities Fund II, L.P.                  06/04 - 12/04             --        934,517    1.53%
                                                                                           -----------   ------------  ------
                                                                                                    --      5,197,385    8.50%
                                                                                           -----------   ------------  ------

                                                                                           -----------   ------------  ------
               TOTAL -- PRIVATE INVESTMENT FUNDS                                            14,613,171     47,779,402   78.13%
                                                                                           ===========   ============  ======


                                                                                           -----------
               TOTAL INVESTMENTS                                                            14,613,171     47,779,402   78.13%
                                                                                           ===========
               OTHER ASSETS & LIABILITIES (NET)                                                            13,370,746   21.87%

                                                                                                          -----------  ------
               NET ASSETS                                                                                 $61,150,148  100.00%
                                                                                                          ===========  ======

   *       Investment is denominated in Euros. Values shown are in U.S. dollars.
  **       Restricted as to public resale. Acquired from June 2004 to June 2007. Total cost of restricted securities at June 30,
           2007 aggregated $14,613,171. Total value of restricted securities owned at June 30, 2007 was $47,779,402 or 78.13% of net assets.
 ***       Based on Fair Market Value.
   #       Non-income producing securities.
  ##       Required disclosure for restricted securities only.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Excelsior Buyout Investors, LLC
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By (Signature and Title)*  /s/ David R. Bailin
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                           David R. Bailin, Co-Principal Executive Officer

Date        August 29, 2007
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By (Signature and Title)*  /s/ Ben Tanen
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                           Ben Tanen, Co-Principal Executive Officer

Date        August 29, 2007
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ David R. Bailin
                         -------------------------------------------------------
                           David R. Bailin, Co-Principal Executive Officer

Date        August 29, 2007
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By (Signature and Title)*  /s/ Ben Tanen
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                           Ben Tanen, Co-Principal Executive Officer

Date        August 29, 2007
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By (Signature and Title)*  /s/ Steven L. Suss
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                           Steven L. Suss, Principal Financial Officer

Date        August 29, 2007
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 * Print the name and title of each signing officer under his or her signature.